Organization and Principal Activities (Details) - Schedule of the net assets acquired by the Company upon consummation of the Business Combination	Dec. 31, 2021 USD ($)
Schedule of the net assets acquired by the Company upon consummation of the Business Combination [Abstract]
Cash	$ 2,476,198
Prepaid expenses and other current assets	209
Warrant liabilities	(2,247,087)
Accrued expenses	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$ 171,357